Recorded Investment in Nonaccrual Loans and Loans Past Due Ninety Days and Accruing Interest by Class (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	$ 9,770	$ 11,018	$ 11,874
Commercial, industrial and agricultural
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	139	383	391
Real Estate - One to Four Family Residential
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	4,917	6,318	6,572
Real Estate - One to Four Family Residential | Closed End First And Seconds
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	4,411	5,630	6,127
Real Estate - One to Four Family Residential | Home Equity Line of Credit
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	506	688	445
Real Estate - Construction
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	132	455	1,339
Real Estate - Construction | One To Four Family Residential
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	132	318	900
Real Estate - Construction | Other construction, land development and other land
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	0	137	439
Real estate - farmland
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	590	590	40
Real Estate - Non-farm, Non-residential
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	3,537	3,097	3,381
Real Estate - Non-farm, Non-residential | Owner Occupied
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	2,914	3,074	2,526
Real Estate - Non-farm, Non-residential | Non-owner Occupied
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	623	23	855
Consumer Loan
Aging of Past Due Commercial Mortgage Loans [Line Items]
Nonaccrual loans	$ 455	$ 175	$ 151